PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Schedule of provisions

($ millions)	Decommissioning and Restoration(1)	Royalties	Other(2)	Total

At December 31, 2017	7 465	240	254	7 959

Liabilities incurred	345	9	101	455

Change in discount rate	(663)	—	—	(663)

Changes in estimates	114	(67)	(16)	31

Liabilities settled	(469)	(84)	(25)	(578)

Accretion	266	—	—	266

Asset acquisitions	133	—	—	133

Foreign exchange	48	—	—	48

At December 31, 2018	7 239	98	314	7 651

Less: current portion	(538)	(98)	(31)	(667)

	6 701	—	283	6 984

At December 31, 2018	7 239	98	314	7 651

Adoption of IFRS 16 impact (note 5)	—	—	(21)	(21)

At January 1, 2019, adjusted	7 239	98	293	7 630

Liabilities incurred	346	60	(4)	402

Change in discount rate	1 344	—	—	1 344

Changes in estimates	193	(25)	1	169

Liabilities settled	(464)	—	(14)	(478)

Accretion	270	—	—	270

Asset disposals	(1)	—	—	(1)

Foreign exchange	(29)	—	—	(29)

At December 31, 2019	8 898	133	276	9 307

Less: current portion	(475)	(133)	(23)	(631)

	8 423	—	253	8 676

(1)

Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted amount of estimated future cash flows required to settle the obligations at December 31, 2019 was approximately $12.9 billion (December 31, 2018 – $13.0 billion). A weighted average credit-adjusted risk-free interest rate of 3.30% was used to discount the provision recognized at December 31, 2019 (December 31, 2018 – 4.20%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.

(2)	Includes legal and environmental provisions.

Schedule of impact of changes in discount rate on decommissioning and restoration liabilities.
As at December 31	2019	2018

1% Increase	(1 629)	(1 099)

1% Decrease	2 365	1 521